Nature of expenses - Corporate, administration and business development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Salaries, incentive pay, director fees and employee benefits	$ 4,239	$ 2,902
Professional and consulting fees	2,125	1,664
Stock compensation expense	3,249	1,053
Rent, insurance, information technology and other public company operating costs	1,327	829
Travel, tradeshows and sponsorships	1,156	522
Corporate, administration and business development	$ 12,096	$ 6,970